Organization and Basis of Presentation (Detail)			3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 01, 2018 $ / shares	Feb. 20, 2018 USD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Apr. 30, 2018 USD ($) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2017 $ / shares
Subsequent Event [Line Items]
Common stock per share | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from exercise of warrants | $		$ 452,000	$ 1,449,167	$ 0
Warrants exercised (in shares)			401,667			695
Subsequent Event
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.08333
Common stock per share | $ / shares	$ 0.0001
Proceeds from exercise of warrants | $					$ 1,600,000
Common Stock
Subsequent Event [Line Items]
Warrants exercised (in shares)		151,181	428,056
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Warrants exercised (in shares)					473,473